SCHEDULE OF PREPAYMENTS DEPOSITS AND OTHER RECEIVABLES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Deposits	$ 347,299	$ 152,988
Deposits	176,405	1,389,615
Prepayments	1,807,913	1,607,298
Other receivables	209,867	259,858
Current prepayment and other current assets	2,194,185	3,256,771
Total	$ 2,541,484	$ 3,409,759